Tax Effect Allocated to Each Component of Other Comprehensive Income (loss) (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Other Comprehensive Income (Loss), Tax [Abstract]
Other comprehensive loss before reclassification	$ (33)	¥ (215)	¥ (120)	¥ (68)
Amounts reclassified from accumulated other comprehensive income	25	163	110	29
Net current-period other comprehensive loss	$ (8)	¥ (52)	¥ (10)	¥ (39)